Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Supplemental Cash Flow Information
13. Supplemental Cash Flow Information

(CAD$ in millions)	December 31, 2024	December 31, 2023
Cash and cash equivalents
Cash	$2,343	$399
Investments with maturities from the date of acquisition of three months or less	5,244	345
	$7,587	$744

Cash and cash equivalents as at December 31, 2024 include $165 million (2023 – $167 million) held in QBSA. These cash and cash equivalent balances are to be used within QBSA and cannot be transferred to other entities within the group.

Cash flow from operating activities

(CAD$ in millions)	2024	2023
Net change in non-cash working capital items
Trade and settlement receivables	$(347)	$(123)
Inventories	(374)	(439)
Prepaids and other current assets	(29)	(253)
Trade accounts payable and other liabilities	474	272
	$(276)	$(543)

Cash flow from investing activities

(CAD$ in millions)	2024	2023
Net proceeds from sale of discontinued operations and other
Net proceeds from sale of steelmaking coal business	$9,483	$—
Proceeds from sale of Fort Hills	—	1,014
Proceeds from other assets	55	34
	$9,538	$1,048

The net proceeds from the sale of the steelmaking coal business totaled $9.5 billion, including $9.9 billion in cash proceeds, net of $257 million in disposed cash and cash equivalents, and a $160 million payment for customary closing adjustments.